Trade and other receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	$ 417,325,340	$ 444,648,314
Non Current Trade Receivables Gross
Trade and other non-current receivables	4,954,334	5,966,414
Other current non-financial assets	33,297,469	31,143,442
Current trade receivables	410,892,456	436,862,619
Non-current trade receivables
Other current receivables	62,798,956	69,848,554
Other non-current receivables	4,954,334	5,966,414
Trade and other current receivables	473,691,412	506,711,173
Other Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other current receivables	62,798,956	69,848,554
Other non-current receivables	4,954,334	5,966,414
Financial assets impaired [member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	(6,432,884)	(7,785,695)
Non Current Trade Receivables Gross
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	248,883,607	237,369,286
Non Current Trade Receivables Gross
Trade and other non-current receivables	237,369,286
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	115,088,692	138,558,576
Non Current Trade Receivables Gross
Trade and other non-current receivables	138,558,576
Other current non-financial assets	115,088,692
Wines Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Current Trade Receivables Gross	53,353,041	68,720,452
Non Current Trade Receivables Gross